ACQUISITIONS (Details Narrative) - USD ($)								2 Months Ended	3 Months Ended						5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2021	Aug. 12, 2021	Dec. 31, 2020	Dec. 16, 2020	Aug. 01, 2020	May 25, 2020	May 25, 2020	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Common stock, shares issued			116,104,971					120,529,649	120,529,649						116,104,971	116,104,971	120,529,649		116,104,971	113,912,500
Common stock, shares outstanding			116,104,971					120,529,649	120,529,649						116,104,971	116,104,971	120,529,649		116,104,971	107,912,500
Ownership percentage	98.00%	98.00%
Revenue									$ 2,978,353			$ 1,311,556					$ 6,729,860	$ 2,945,297	$ 4,365,566	$ 936,172
Business acquisitions net income loss									(2,252,899)	$ (2,116,862)	$ (1,776,859)	(1,035,199)	$ (546,103)	$ (839,144)			$ (6,146,620)	$ (2,420,446)	(3,413,262)	(1,354,368)
Common Stock [Member]
Business Acquisition [Line Items]
Business acquisitions net income loss
Acquisitions stock exchanged																				6,200,000
VelocIT Acquisition [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Acquisitions stock exchanged	2,566,778	2,566,778
Technologyville, Inc., [Member]
Business Acquisition [Line Items]
Common stock, shares issued						111,654,771	111,654,771
Common stock, shares outstanding						111,654,771	111,654,771
Number of common stock shares retained						108,262,500	108,262,500
Ownership percentage						97.00%	97.00%
Acquisitions stock exchanged							3,392,271
Clear skies security llc. [Member]
Business Acquisition [Line Items]
Common stock, shares issued					113,984,771
Common stock, shares outstanding					113,984,771
Number of common stock shares retained					111,654,771
Ownership percentage					98.00%
Acquisitions stock exchanged					2,330,000
VelocIT Acquisition [Member]
Business Acquisition [Line Items]
Common stock, shares issued	120,296,749	120,296,749
Common stock, shares outstanding	120,296,749	120,296,749
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	117,729,971
Business acquisition effective date of acquisition																	Aug. 12, 2021
VelocIT [Member]
Business Acquisition [Line Items]
Business acquisitions net income loss								$ 1,695,276
Business acquisitions revenue								$ 985,146
Share Purchase Agreement [Member] | Techville [Member]
Business Acquisition [Line Items]
Number of common stock shares exchanged						3,392,271
Revenue																$ 1,336,887
Business acquisitions net income loss																$ 122,077
Share Purchase Agreement [Member] | Clear skies security llc. [Member]
Business Acquisition [Line Items]
Number of common stock shares exchanged					2,330,000
Revenue															$ 661,000
Business acquisitions net income loss															$ 66,976
Share Purchase Agreement [Member] | Alpine [Member]
Business Acquisition [Line Items]
Number of common stock shares exchanged				900,000
Common stock, shares issued				116,104,971
Common stock, shares outstanding				116,104,971
Number of common stock shares retained				116,104,971
Ownership percentage				99.00%
Revenue			$ 37,108
Business acquisitions net income loss			$ 14,243